Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2014
Cash flows from operating activities:
Net income/(loss)	$ (1,425,761)	$ 7,435,926
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,682,697	5,501,080
Amortization of financing costs	207,961	505,184
Unrealized gain on derivatives	(366,806)	(1,657,052)
Stock-based compensation expense		766,523
Unrealized exchange differences on cash and cash equivalents	(237,076)	352,866
Other non-cash items		412,890
Changes in operating assets and liabilities
Trade receivables, net and accrued revenue	(895,358)	(6,396,978)
Prepaid expenses and other receivables	(113,479)	(913,932)
Due from related parties	(1,782,168)	1,230,238
Inventories	(523,551)	(2,586,644)
Other non-current assets		(70,795)
Trade accounts payable	3,244,571	2,055,008
Accrued expenses and other liabilities	1,882,778	1,251,154
Due to related parties	266,303	370,615
Payments for drydocking costs	(165,000)	(338,973)
Net cash provided by operating activities	1,775,111	7,917,110
Cash flows from investing activities:
Payments for vessels and vessels under construction	(14,879,772)	(184,129,520)
Net payments to acquire predecessor businesses	(13,732,896)
Decrease/(increase) in restricted cash	(71,044,573)	30,938,702
Payments to acquire other fixed assets		(126,701)
Net cash used in investing activities	(99,657,241)	(153,317,519)
Cash flows from financing activities:
Repayment of long-term debt	(1,700,000)	(4,806,000)
Financing costs paid	(1,464,402)
Cash proceeds from common shares issuances	167,707,021	155,830,178
Payments relating to issuance costs	(5,474,474)	(1,388,918)
Net cash provided by financing activities	159,068,145	149,635,260
Effects of exchange rates on cash and cash equivalents	237,076	(352,866)
Net increase in cash and cash equivalents	61,423,091	3,881,985
Cash and cash equivalents at the beginning of the period		279,131,795
Cash and cash equivalents at the end of the period	$ 61,423,091	$ 283,013,780